UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       ARLINGTON Partners LLC
Address:    2000 MORRIS AVE, SUITE 1300
            BIRMINGHAM, AL 35203


13F File Number: 28-12345

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHARON TAYLOR
Title: COMPLIANCE MANAGER
Phone: 205-488-4336
Signature, Place, and Date of Signing:

SHARON TAYLOR    BIRMINGHAM AL    05/06/2013

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           30
Form 13F Information Table Value Total:           $ 33,535

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  AMERICAN CAPITAL LTD             COM          02503Y103       146    10000 SH        SOLE             10000
  APPLE INC                        COM          037833100       574     1298 SH        SOLE             1218
  BANCO BILBAO VIZCAYA ARGENTARIA  FOR          05946K101       100    11395 SH        SOLE             11395
  BANK OF AMERICA CORP             COM          060505104       928    76232 SH        SOLE             65782
  BERKSHIRE HATHAWAY INC           COM          084670702       583     5593 SH        SOLE             5593
  CISCO SYSTEMS INC                COM          17275R102       278    13300 SH        SOLE             6500
  CUMBERLAND PHARMACEUTICALS INC   COM          230770109       437    87795 SH        SOLE             86554
  DEUTSCHE BK AG LDN BRH           MUT          25154H749      1407    30000 SH        SOLE             30000
  DUKE ENERGY CORP                 COM          26441C204       290     4008 SH        SOLE             3918
  ENTERPRISE PRODUCTS PARTNERS LP  PAR          293792107       603    10000 SH        SOLE             10000
  EXXON MOBIL CORP                 COM          30231G102       203     2248 SH        SOLE             2248
  JOHNSON AND JOHNSON              COM          478160104       445     5464 SH        SOLE             3664
  MARKET VECTORS                   MUT          57060U589       167    10000 SH        SOLE             10000
  PFIZER INC                       COM          717081103       339    11760 SH        SOLE             11760
  PIMCO                            MUT          72201R833      6273    61786 SH        SOLE             60522
  PROCTER & GAMBLE CO              COM          742718109       220     2853 SH        SOLE             828
  REGIONS FINANCIAL CORP           COM          7591EP100       106    12896 SH        SOLE             12896
  SPDR GOLD TRUST                  MUT          78463V107       793     5131 SH        SOLE             5131
  SPDR                             MUT          78464A763       200     3029 SH        SOLE             3029
  SYNOVUS FINANCIAL CORP.          COM          87161C105        81    29324 SH        SOLE             29324
  3M CO                            COM          88579Y101        17      160 SH        SOLE             160
  TORCHMARK CORP                   COM          891027104       592     9902 SH        SOLE             5634
  TOTAL SYSTEM SERVICES INC        COM          891906109       230     9294 SH        SOLE             9294
  VANGUARD                         MUT          921908844      9073   138105 SH        SOLE             138105
  VANGUARD                         MUT          921937835      1727    20644 SH        SOLE             20412
  VANGUARD                         MUT          922042858      5550   129388 SH        SOLE             129388
  WELLS FARGO & COMPANY            COM          949746101       294     7943 SH        SOLE             7943
  WILLIAMS COMPANIES INC           COM          969457100       375    10000 SH        SOLE             10000
  WPX ENERGY INC                   COM          98212B103       160    10000 SH        SOLE             10000
  GREENLIGHT CAPTIAL RE LTD        FOR          G4095J109      1344    54968 SH        SOLE             54968